PREPAYMENTS AND OTHER CURRENT ASSETS (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments to suppliers		¥ 22,200	$ 3,402	¥ 15,799
Prepaid rental expense		3,658	561	5,748
Staff advances		723	111	1,586
Deposits		11,173	1,712	18,241
Prepaid taxes and surcharges		2,940	451	4,513
Current portion of costs to obtain contracts with customers		1,092	167	1,091
Short-term loan to franchisees	[1]	48,000	7,356
Other receivables		4,770	731	4,442
Prepaid Expense and Other Assets, Current		¥ 94,556	$ 14,491	¥ 51,420

[1]	Short-term advances to support franchisees’ working capital needs including Chengdu, Hangzhou, Wuhan with an ending balance of RMB20,000 (US$3,065), RMB20,000 (US$3,065), RMB8,000 (US$1,226) respectively as of December 31, 2020.